Property, plant and equipment (Details Narrative) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	May 31, 2026	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Construction costs	€ 464	€ 79
Depreciation expense		108	€ 85
A One Shola Gas [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment Additions		€ 158